As filed with the Securities and Exchange
Commission on September 15, 2016

1933 Act File No.  002-90305
1940 Act File No. 811-03999

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   ☒

PRE-EFFECTIVE AMENDMENT NO.   ☐

POST-EFFECTIVE AMENDMENT NO. 82

and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   ☒

AMENDMENT NO. 82

(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK INVESTMENT TRUST II

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

601 CONGRESS STREET

BOSTON, MASSACHUSETTS 02210-2805

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE

(800) 225-5291

JOHN J. DANELLO, ESQ.

601 CONGRESS STREET

BOSTON, MASSACHUSETTS 02210-2805

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.

K&L GATES LLP

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111-2950

TITLE OF SECURITIES BEING REGISTERED: Shares of beneficial interest ($0.00 par value) of the Registrant.

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Class I shares of John Hancock Financial Industries Fund and John Hancock Regional Bank Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series or classes of the Registrant.

TABLE OF CONTENTS

SIGNATURES
Exhibit Index
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 15th day of September, 2016.

JOHN HANCOCK INVESTMENT TRUST II

By:	/s/ Andrew G. Arnott
Name: Andrew G. Arnott
Title: President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President	September 15, 2016
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	September 15, 2016
Charles A. Rizzo	(Principal Financial Officer and Principal
Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	September 15, 2016
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	September 15, 2016
James R. Boyle

/s/ Craig Bromley*	Trustee	September 15, 2016
Craig Bromley

/s/ Peter S. Burgess *	Trustee	September 15, 2016
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	September 15, 2016
William H. Cunningham

/s/ Grace K. Fey *	Trustee	September 15, 2016
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	September 15, 2016
Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	September 15, 2016
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	September 15, 2016
Hassell H. McClellan

/s/ James M. Oates *	Trustee	September 15, 2016
James M. Oates

/s/ Steven R. Pruchansky*	Trustee	September 15, 2016
Steven R. Pruchansky

/s/ Gregory A. Russo*	Trustee	September 15, 2016
Gregory A. Russo

Signature	Title	Date

/s/ Warren A. Thomson*	Trustee	September 15, 2016
Warren A. Thomson

*By:

/s/ Christopher Sechler		September 15, 2016
Christopher Sechler
Attorney-in-Fact

*Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 78 to the Trust’s Registration Statement on February 25, 2016

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document